Consolidated Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income (loss)	$ 252	$ (655)	$ (12,947)	$ (23,637)	$ (53,475)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	15,029	14,607	59,068	60,322	65,903
Amortization of bond discount and debt issuance costs	1,397	1,073	4,460	3,997	3,579
Deferred taxes	347	124	381	811	3,125
Loss (gain) on impairment or disposal of assets	2	(14)	445	455	2,884
Noncash stock compensation	402	595	3,623	2,356	6,429
Changes in operating assets and liabilities:
Accounts receivable	(4,422)	4,515	1,843	13,932	(8,401)
Income taxes receivable	(756)	398	(223)	(885)	1,732
Prepaid expenses and other current assets	(1,075)	(65)	(742)	800	4,050
Other assets	(523)	956	(1,058)	744	1,398
Accounts payable	(486)	442	3,828	1,754	(2,539)
Accrued expenses and other liabilities	9,007	(666)	(6,483)	(10,534)	(2,241)
Net cash provided by operating activities	19,174	21,310	51,967	50,115	22,444
Investing Activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(6,283)	(6,351)	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(42,499)	(6,351)	(48,701)	(39,312)	(22,904)
Financing Activities:
Net borrowings (payments) on line of credit (Note 12)	(9,137)	(19,984)	(10,075)	20,250	9,004
Proceeds from issuance of debt, net	33,412		14,819	1,300
Payments on long-term debt	(1,724)	(87)	(1,244)	(231)	(90)
Payments of capital lease obligations	(3,038)	(3,201)	(12,290)	(10,685)	(7,529)
Proceeds from capital leases		630	630		1,669
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	19,513	(22,653)	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	(116)	1,529	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(3,928)	(6,165)	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	18,735	23,248	23,248	18,489	14,928
Cash and cash equivalents, end of period	14,807	17,083	18,735	23,248	18,489
Supplemental cash flow information:
Cash paid for interest	793	1,121	26,158	25,908	25,664
Cash paid for income taxes	990	1,798	7,787	9,776	10,550
Noncash financing activities:
Capital lease financing	$ 1,143	$ 158	$ 6,043	$ 11,772	$ 8,219